Balance Sheet Details (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Balance Sheet Information [Abstract]
Accrued compensation		$ 3,269	$ 3,817
Accrued legal expenses		1,606	2,602
Accrued other liabilities		3,373	2,490
Total accrued liabilities	$ 14,130	$ 8,248	$ 8,909